Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, N.Y. 10017-2954

(212) 455-2000

Facsimile (212) 455-2502

May 4, 2012

VIA COURIER AND EDGAR

Re:	Engility Holdings, Inc.
Amendment No. 1 to Registration
Statement on Form 10-12B
File No. 001-35487

Ms. Sherry Haywood, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Mailstop 7010

Washington, D.C. 20549

Dear Ms. Haywood:

On behalf of Engility Holdings, Inc. (the “Company” or “Engility”), we hereby transmit via EDGAR for filing with the Securities and Exchange Commission the above-referenced amendment (the “Amendment”) to the above-referenced registration statement (the “Registration Statement”), marked to show changes from the Registration Statement as filed on March 29, 2012. The Registration Statement has been revised in response to the Staff’s comments and to reflect certain other changes.

Furthermore, we are providing the following responses to your comment letter, dated April 24, 2012, regarding the Registration Statement. To assist your review, we have retyped the text of the Staff’s comments in italics below. Please note that all references to page numbers in our responses refer to the page numbers of the Amendment. The responses and information described below are based upon information provided to us by the Company. Capitalized terms used but not otherwise defined herein shall have the same meaning ascribed to them in the Registration Statement.

General

1.	Based on the effective date of the Form 10, please provide updated financial statements and related disclosures to the extent required by Rule 3-12 of Regulation S-X.

In response to the Staff’s comment, the Company respectfully informs the Staff that it will provide updated financial statements and related disclosures in a subsequent amendment to the Registration Statement.

2.	Please include a specific and comprehensive discussion of the underlying reasons why you intend to obtain new debt and distribute the proceeds to L-3. Please also provide pro forma balance sheet disclosures alongside the most recent historical balance sheet in your financial statements and alongside the most recent balance sheet data in your Selected Financial Data that reflect the impact of the anticipated distribution to L-3.

In response to the first sentence of the Staff’s comment, the Company has revised its disclosure on pages 35 and 102 of the Registration Statement to discuss the reasons why the Company is contemplating the incurrence of new debt and the distribution of the proceeds of this debt to L-3 prior to the completion of the spin. The Company respectfully informs the Staff that the distribution to L-3 will provide L-3 with funds to partially offset the loss of future cash flows it would have realized from the Company if not for the spin-off transaction. The amount of pre-spin debt to be incurred by the Company will be based on the Company’s judgment as to the proper capital structure and leverage for the Company as a stand-alone entity. It is anticipated that the Company’s leverage level will be generally comparable with the leverage levels maintained by similarly situated corporations engaged in similar businesses, as well as in the range of leverage levels necessary for the Company to achieve a desired credit rating, given its anticipated financial metrics. The Company believes that its expected capital structure will provide sufficient working capital to operate its business, make expected capital expenditures and meet foreseeable liquidity requirements. After the spin-off, the Company expects that operating cash flows and available revolving credit will be the primary sources of its liquidity. The Company has disclosed on pages 24 and 25 of the Registration Statement the risks related to its incurrence of the new indebtedness and the degree to which the Company will be leveraged.

In response to the second sentence of the Staff’s comment, the Company respectfully informs the Staff that it will provide pro forma balance sheet disclosures alongside the most recent historical balance sheet in the Company’s financial statements that reflect the impact of the anticipated distribution to L-3 in a subsequent amendment to the Registration Statement.

Unaudited Pro Forma Condensed Combined Financial Statements, page 41

3.	Please be advised that we may have additional comments related to the pro forma financial information when it is completed.

The Company acknowledges that the Staff may have additional comments related to the pro forma financial information when such pro forma financial information is completed.

4.	We note that you have tax effected the pro forma adjustments using an estimated tax rate of 38.3%. Please clarify how this rate was determined.

In response to the Staff’s comment, the Company has revised its disclosure on page 42 of the Registration Statement to state that the rate of 38.3% was based on the blended federal and state statutory income tax rates. The Company also respectfully informs the Staff that Notes 1, 2, and 3 on page 46 of the Registration Statement have been revised to reflect this additional disclosure.

5.	Refer to note 3 on page 45. Please quantify the material components of the separation costs allocated to you by L-3. Please also explain the specific nature of the costs that are not tax deductible.

In response to the Staff’s comment, the Company has revised its disclosure in note 3 on page 46 of the Registration Statement.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 46

Key Performance Measures, page 50

6.	We note that you have included a table presenting revenue trends. Please further discuss and disaggregate amounts included in the “Other” component.

In response to the Staff’s comment, the Company has revised its disclosure on pages 51 and 52 of the Registration Statement by adding a footnote to the table presenting revenue trends to disaggregate amounts included in the “Other” component. In addition, the Company discusses revenue trends in the MD&A, specifically, in the combined results of operations and reportable segment results of operations sections on pages 53, 55, 56, and 57 of the Registration Statement.

Results of Operations, page 51

7.	Please discuss and quantify any significant changes in the components of cost of revenues, such as labor and any other material expenses, that impacted combined and segment margins during each period presented.

In response to the Staff’s comment, the Company respectfully informs the Staff that in evaluating the Company’s contract and business performance, the Company focuses on revenues, operating income and operating margin, and not by type or amount of operating expense. Based on this approach and general nature of the Company’s operations, the discussion of results of operations focuses on revenues, operating income and operating margin. Furthermore, the Company has revised and expanded its disclosure to explain the Company’s approach to assessing contract and business performance and to include a discussion on selling, general and administrative expenses on pages 50, 51, 54 and 55 of the Registration Statement.

Professional Support Services, page 54

8.	Please discuss the underlying reasons for reduced SSES services revenue. Please also discuss the underlying reasons for the loss of the task order for acquisition and logistics support for the U.S. Marine Corps.

In response to the Staff’s comment, the Company has revised its disclosure on page 56 of the Registration Statement.

Mission Support Services, page 55

9.	Please explain why you lost the Afghanistan Ministry of Defense support contract.

In response to the Staff’s comment, the Company has revised its disclosure on pages 57 and 58 of the Registration Statement.

Liquidity and Capital Resources, page 56

10.	Please include a specific and comprehensive discussion of how anticipated debt levels could impact your liquidity, including, to the extent applicable, the potential impact of and risks associated with debt covenants.

In response to the Staff’s comment, the Company has revised its disclosure on pages 25 and 60 of the Registration Statement.

Critical Accounting Policies, page 59

Goodwill and Identifiable Intangible Assets, page 59

11.	We note that you have recognized impairment charges for certain of your reporting units.

We also note the significance of goodwill to your financial statements and the declining trends in revenues and operating margins during the periods presented. Please provide the following additional disclosures:

•	Identify your reporting units, including the amount of goodwill allocated to each unit.

•	Clarify how you determined the amount of goodwill related to the entities being spun-off and how you allocated goodwill to each reporting unit.

•	Disclose the percentage by which fair value exceeds carrying value as of the most-recent step-one test for each reporting unit.

•	Discuss any potential events, trends and/or circumstances that could have a negative effect on estimated fair values.

•

Disclose and discuss your basis for the material assumptions underlying your fair value estimates particularly in light of the negative trends in your results during the periods presented and your outlook for 2012.

•	Disclose any other material and useful information you gather and analyze regarding the risks of recoverability of your goodwill.

Alternatively, if you have determined that the estimated fair values of your reporting units substantially exceed their carrying values, please disclose that determination and provide us additional information to support that determination.

In response to the Staff’s comment, the Company has revised its disclosure on pages 62 through 64 of the Registration Statement.

12.	Please more fully discuss the potential impact of your 2012 outlook and declining DoD budgets on your impairment analyses for goodwill and customer relationships.

In response to the Staff’s comment, the Company has revised its disclosure on pages 62 through 64 of the Registration Statement.

Valuation of Deferred Income Tax Assets and Liabilities, page 61

13.	Please more fully discuss how you determined that your deferred tax assets are realizable. In this regard, please discuss the impact of projected future taxable income and the impact of your 2012 outlook. In addition, please specifically discuss the nature of any tax planning strategies and quantify your reliance on them. To the extent applicable, please address any potential consequences of the spin-off on your deferred tax assets and liabilities.

In response to the Staff’s comment, the Company has revised its disclosure on page 65 of the Registration Statement.

Combined Financial Statements

Combined Statements of Operations, page F-4

14.	Please separately present selling, general and administrative expenses. Reference Rule 5- 03 of Regulation S-X. Please ensure that presentations of your results are revised throughout the filing and that these expenses are separately discussed in MD&A.

In response to the Staff’s comment, the Company has revised its disclosure to separately present selling, general and administrative expenses on pages 53, 54, 55 and F-4 of the Registration Statement.

15.	Please tell us your intentions regarding providing earnings per share data when the distribution ratio is determined.

In response to the Staff’s comment, the Company advises the Staff that basic and diluted earnings per share information in accordance with Accounting Standards Codification 260 will be presented in the Company’s annual historical financial statements and combined interim financial statements Exchange Act filings with the Commission following the consummation of the spin-off. Furthermore, when the distribution ratio is determined, the Company will present basic and diluted earnings per share information in future amended Form 10 filings within the unaudited pro forma condensed combined statements of operations pursuant to the criteria under Article 11-02(b)(7) of Regulation S-X.

Combined Statements of Cash Flows, page F-6

16.	Please delete the two subtotals presented in cash flows from operating activities. Reference ASC 230.

In response to the Staff’s comment, the Company has deleted the two subtotals presented in cash flows from operating activities on page F-6 of the Registration Statement.

2. Summary of Significant Accounting Policies, page F-7

Principles of Combination and Basis of Presentation, page F-7

17.	Please clarify your estimate of what expenses would have been if you had operated as an unaffiliated entity. Reference Question 2 of SAB Topic 1B1.

In response to the Staff’s comment, the Company has revised its disclosure on page F-7 of the Registration Statement.

Revenue Recognition, page F-8

18.	Please disclose and discuss your accounting policy for modifications to revenue arrangements, including the impact of modifications and/or changes in estimates on your financial statements during the periods presented.

In response to the Staff’s comment, the Company has revised its disclosure on pages F-8 and F-9 of the Registration Statement.

19.	Please disclose your accounting policy for contract losses.

In response to the Staff’s comment, the Company has revised its disclosure on page F-9 of the Registration Statement.

7. Related Party Transactions and Parent Company Investment, page F-14

20.	Please reconcile the allocated expenses disclosed under Allocation of General Corporate Expenses with the corporate allocations disclosed under Parent Company Investment.

In response to the Staff’s comment, the Company has revised its disclosure on pages F-14 and F-15 of the Registration Statement.

21.	Please separately present all related party transactions on the face of your financial statements.

In response to the Staff’s comment, the Company has revised its disclosure on page F-4 of the Registration Statement to separately present all related party transactions on the face of the Company’s financial statements.

10. Commitments and Contingencies, page F-20

Litigation Matters, page F-21

22.	In regard to the Al-Quraishi matter, please more specifically discuss:

•	Why the proceedings are in the early stages;

•	What additional stages you anticipate, including the anticipated timing;

•	What specific factual and legal issues need to be resolved; and

•	Why you are unable to estimate a range of loss.

In response to the Staff’s comment, the Company has added disclosure on pages F-22 and F-23 of the Registration Statement that more specifically discusses why the Company is unable to estimate a range of loss that is reasonably possible for the Al-Quraishi matter, including the basis for the Company’s statement that the proceedings are in the early stages, and additional detail regarding the significant legal and factual issues that have yet to be resolved. The Company has not provided additional disclosure regarding the anticipated timing of further proceedings in this matter because the Company has no basis to predict when the Fourth Circuit will issue a decision. Similarly, the Company has not provided disclosure regarding additional stages to be held in the proceedings because any additional proceedings are contingent upon the outcome of the Fourth Circuit’s decision. However, the Company will supplement the disclosure in future filings to address the anticipated timing and stages of further proceedings as appropriate to reflect subsequent events.

*        *        *        *

The Company is aware of its obligations under the Securities Exchange Act of 1934, as amended. The Company acknowledges that:

•	it is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to filing; and

•	it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to call Vince Pagano at 212-455-3125 or Arjun Koshal at 212-455-3379, with any questions or further comments you may have regarding the filing or if you wish to discuss the above responses.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP
SIMPSON THACHER & BARTLETT LLP

cc:	Securities and Exchange Commission

Jay Ingram

Patricia Armelin

Anne McConnell

Engility Holdings, Inc.

Anthony Smeraglinolo

Thomas Miiller, Esq.